Intangible Assets, Net (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Intangible Assets, Net [Abstract]
2018	$ 208,084
2019	219,766
2020	219,671
2021	219,500
2022	204,743
Thereafter	8,543,209
Intangible assets, net	$ 9,614,973	$ 9,878,594